Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Jun. 12, 2023
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 3,723
Provisions recognized upon acquisition of Credit Suisse		$ 3,545
Increase in provisions recognized in the income statement	111
Release of provisions recognized in the income statement	(9)
Provisions used in conformity with designated purpose	(216)
Foreign currency translation / unwind of discount	16
Balance at the end of period	7,170
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	3,306
Provisions recognized upon acquisition of Credit Suisse		2,838
Increase in provisions recognized in the income statement	70
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(90)
Foreign currency translation / unwind of discount	2
Balance at the end of period	6,126
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,193
Increase in provisions recognized in the income statement	35
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(37)
Foreign currency translation / unwind of discount	7
Balance at the end of period	1,196
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	161
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	1
Balance at the end of period	162
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	8
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation / unwind of discount	0
Balance at the end of period	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	351
Increase in provisions recognized in the income statement	20
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(45)
Foreign currency translation / unwind of discount	1
Balance at the end of period	327
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,594
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation / unwind of discount	1
Balance at the end of period	1,595
Litigation, regulatory and similar matters | Credit Suisse
Disclosure Of Other Provisions [Line Items]
Provisions recognized upon acquisition of Credit Suisse		$ 2,838
Increase in provisions recognized in the income statement	14
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(7)
Foreign currency translation / unwind of discount	(8)
Balance at the end of period	$ 2,837